Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Intangible Assets, Net [Abstract]
Amortization expenses of intangible assets	$ 600,607	$ 601,291	$ 409,442
Impairment of Intangible Assets (Excluding Goodwill)	$ 1,401,416